COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7    -  COMMITMENTS AND CONTINGENCIES

A.      The Company has received grants in the aggregate amount of $22,940 from the OCS, as participation of up to 60% of certain development costs. In consideration for such grants, the Company has undertaken to pay royalties amounting to 3%-3.5% of the net sales of products developed, directly or indirectly, from the projects financed, not to exceed 100% of the grants received. Refund of the grants thereon is contingent on future sales and the Company has no obligation to refund grants if sufficient sales are not generated. Royalty expense amounted to $1,019, $787, and $609 for the years 2014, 2013 and 2012, respectively. The balance of the contingent liability to the OCS as of December 31, 2014 was approximately $22,605 (December 31, 2013: $21,441).

B.     The Group rents its facilities under various operating lease agreements, which expire on various dates, the latest of which is in 2020.The minimum rental payments are as follows:

Year

2015	$1,361
2016	$1,305
2017 - 2020	$4,794

Rental expense for the facilities amounted to $1,594, $1,344 and $1,388 for the year 2014, 2013 and 2012, respectively.